Revenue	12 Months Ended
Mar. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue
3. Revenue

Revenue arises in the course of ordinary activities and principally comprises:
• transmission services;
• distribution services; and
• generation services.
Transmission services, distribution services and certain other services (excluding rental income but including metering) fall within the scope of IFRS 15 ‘Revenue from Contracts with Customers’, whereas generation services (which solely relate to the contract with the Long Island Power Authority (LIPA) in the US) are accounted for under IFRS 16 ‘Leases’ as rental income, also presented within revenue. Revenue is recognised to reflect the transfer of goods or services to customers at an amount that reflects the consideration to which the Group expects to be entitled to in exchange for those goods or services and excludes amounts collected on behalf of third parties and value added tax. The Group recognises revenue when it transfers control over a product or service to a customer.
Revenue in respect of regulated activities is determined by regulatory agreements that set the price to be charged for services in a given period based on pre-determined allowed revenues. Variances in service usage can result in actual revenue collected exceeding (over-recoveries) or falling short (under-recoveries) of allowed revenues. Where regulatory agreements allow the recovery of under-recoveries or require the return of over-recoveries, the allowed revenue for future periods is typically adjusted. In these instances, no assets or liabilities are recognised for under- or over-recoveries respectively, because the adjustment relates to future services that have not yet been delivered.

Below, we include a description of principal activities, by reportable segment, from which the Group generates its revenue. For more detailed information about our segments, see note 2.
(a) UK Electricity Transmission
The UK Electricity Transmission segment principally generates revenue by providing electricity transmission services in England and Wales. Our business operates as a monopoly regulated by Ofgem, which has established price control mechanisms that set the amount of annual allowed returns our business can earn (along with the Scottish and Offshore transmission operators amongst others).
The transmission of electricity encompasses the following principal services:
•the supply of high-voltage electricity – revenue is recognised based on usage. Our performance obligation is satisfied over time as our customers make use of our network. We bill monthly in arrears and our payment terms are up to 60 days. Price is determined prior to our financial year end with reference to the regulated allowed returns and estimated annual volumes; and
•construction work (principally for connections) – revenue is recognised over time, as we provide access to our network. Customers can either pay over the useful life of the connection or upfront. Where the customer pays upfront, revenues are deferred as a contract liability and released over the life of the asset.
For other construction where there is no consideration for any future services, for example diversions, revenues are recognised as the construction work is completed.
(b) UK Electricity Distribution
The UK Electricity Distribution segment principally generates revenue by providing electricity distribution services in the Midlands and South West of England and South Wales. Similar to UK Electricity Transmission, UK Electricity Distribution operates as a monopoly in the jurisdictions that it operates in and is regulated by Ofgem.
The distribution of electricity encompasses the following principal services:
•electricity distribution – revenue is recognised based on usage by customers (over time), based upon volumes and price. The price control mechanism in place that determines our annual allowances is similar to UK Electricity Transmission. Revenues are billed monthly and payment terms are typically within 14 days; and
•construction work (principally for connections) – revenue is recognised over time as we provide access to our network. Where the customer pays upfront, revenues are deferred as a contract liability and released over the life of the asset.
For other construction where there is no consideration for any future services, revenues are recognised as the construction is completed.
(c) UK Electricity System Operator
The UK System Operator earns revenue for balancing supply and demand of electricity on Great Britain’s electricity transmission system, where it acts as principal. Balancing services are regulated by Ofgem and revenue is recognised as the service is provided.
The System Operator also collects revenues on behalf of transmission operators, principally National Grid Electricity Transmission plc and the Scottish and Offshore transmission operators, from users (electricity suppliers) who connect to or use the transmission system. As the System Operator acts as an agent in this capacity, it therefore records transmission network revenues net of payments to transmission operators.
(d) New England
The New England segment principally generates revenue by providing electricity and gas distribution services and high voltage electricity transmission services in New England. Distribution services are regulated by the Massachusetts Department of Public Utilities (MADPU) and the Rhode Island Public Utilities Commission (RIPUC) and transmission services are regulated by the Federal Energy Regulatory Commission (FERC), both of whom regulate the rates that can be charged to customers.
The distribution of electricity and gas and the provision of electricity transmission facilities encompasses the following principal services:
•electricity and gas distribution and electricity transmission – revenue is recognised based on usage by customers (over time). Revenues are billed monthly and payment terms are 30 days; and
•construction work (principally for connections) – revenue is recognised over time as we provide access to our network. Where the customer pays upfront, revenues are deferred as a contract liability or customer contributions (where they relate to government entities) and released over the life of the connection.
3. Revenue continued
(e) New York
The New York segment principally generates revenue by providing electricity and gas distribution services and high-voltage electricity transmission services in New York. Distribution services are regulated by the New York Public Service Commission (NYPSC) and transmission services are regulated by the FERC, both of whom regulate the rates that can be charged to customers.
The distribution of electricity and gas and the provision of electricity transmission facilities encompasses the following principal services:
•electricity and gas distribution and electricity transmission – revenue is recognised based on usage by customers (over time). Revenues are billed monthly and payment terms are 30 days; and
•construction work (principally for connections) – revenue is recognised over time as we provide access to our network. Where the customer pays upfront, revenues are deferred as a contract liability or customer contributions (where they relate to government entities) and released over the life of the connection.
(f) NGV and Other
NGV and Other generates revenue from electricity interconnectors, LNG at the Isle of Grain, National Grid Renewables, our UK commercial property business, rental income and insurance.
The Group recognises revenue from transmission services through interconnectors and LNG importation at the Isle of Grain by means of customers’ use of capacity and volumes. Revenue is recognised over time and is billed monthly. Payment terms are up to 30 days. Revenues in respect of certain wholly owned interconnector subsidiaries are subject to a cap and floor regime constructed by Ofgem. Where an interconnector expects to breach its total five-year cap, a provision and reduction in revenue is recognised in the current reporting period (see note 26). Where an interconnector does not expect to reach its five-year floor, either an asset will be recognised where a future inflow of economic benefits is considered virtually certain, or a contingent asset will be disclosed where the future inflow is concluded to be probable.
Electricity generation revenue is earned from the provision of energy services and supply capacity to produce energy for the use of customers of LIPA through a power supply agreement where LIPA receives all of the energy and capacity from the asset until at least 2025. The arrangement is treated as an operating lease within the scope of the leasing standard where we act as lessor; with rental income being recorded as other income, which forms part of total revenue. Lease payments (capacity payments) are recognised on a straight-line basis and variable lease payments are recognised as the energy is generated.
Other revenue in the scope of IFRS 15 principally includes sales of renewables projects from National Grid Renewables to Emerald Energy Venture LLC (Emerald), which is jointly controlled by National Grid and Washington State Investment Board (WSIB) (see note 16). National Grid Renewables develops wind and solar generation assets in the US, whilst Emerald has a right of first refusal to buy, build and operate those assets. Revenue is recognised as it is earned.
Other revenue, recognised in accordance with standards other than IFRS 15, includes property sales by our UK commercial property business (including sales to our 50% share in the St William joint venture which was sold on 15 March 2022) and rental income. Property sales are recorded at a point in time (when the sale is legally completed) and rental income is recorded over time.
(g) Disaggregation of revenue
In the following tables, revenue is disaggregated by primary geographical market and major service lines. The table below reconciles disaggregated revenue with the Group’s reportable segments (see note 2).

Revenue for the year ended 31 March 2022	UK Electricity Transmission £m	UK Electricity Distribution £m	UK Electricity System Operator £m	New England £m	New York £m	NGV and Other £m	Total £m
Revenue under IFRS 15
Transmission	1,983	—	—	52	405	627	3,067
Distribution	—	1,375	—	4,434	5,110	—	10,919
System Operator	—	—	3,418	—	—	—	3,418
Other[1]	35	89	19	10	10	147	310
Total IFRS 15 revenue	2,018	1,464	3,437	4,496	5,525	774	17,714
Other revenue
Generation	—	—	—	—	—	373	373
Other[2]	10	4	—	54	36	258	362
Total other revenue	10	4	—	54	36	631	735
Total revenue from continuing operations	2,028	1,468	3,437	4,550	5,561	1,405	18,449
1.    The UK Electricity Transmission and UK Electricity Distribution other IFRS 15 revenue principally relates to engineering recharges, which are the recovery of costs incurred for construction work requested by customers, such as the rerouting of existing network assets. UK Electricity System Operator other IFRS 15 revenue reflects the net income from its role as agent in respect of transmission network revenues. Within NGV and Other, the other IFRS 15 revenue principally relates to revenue generated from our NG Renewables business.
2.    Other revenue, recognised in accordance with accounting standards other than IFRS 15, includes property sales by our UK commercial property business and rental income.
3. Revenue continued
(g) Disaggregation of revenue continued

Geographical split for the year ended 31 March 2022	UK Electricity Transmission £m	UK Electricity Distribution £m	UK Electricity System Operator £m	New England £m	New York £m	NGV and Other £m	Total £m
Revenue under IFRS 15
UK	2,018	1,464	3,437	—	—	646	7,565
US	—	—	—	4,496	5,525	128	10,149
Total IFRS 15 revenue	2,018	1,464	3,437	4,496	5,525	774	17,714
Other revenue
UK	10	4	—	—	—	224	238
US	—	—	—	54	36	407	497
Total other revenue	10	4	—	54	36	631	735
Total revenue from continuing operations	2,028	1,468	3,437	4,550	5,561	1,405	18,449

Revenue for the year ended 31 March 2021	UK Electricity Transmission £m	UK Electricity Distribution £m	UK Electricity System Operator £m	New England £m	New York £m	NGV and Other £m	Total¹ £m
Revenue under IFRS 15
Transmission	1,875	—	—	74	329	316	2,594
Distribution	—	—	—	4,091	4,226	—	8,317
System Operator	—	—	2,076	—	—	—	2,076
Other[2]	67	—	(61)	8	7	76	97
Total IFRS 15 revenue	1,942	—	2,015	4,173	4,562	392	13,084
Other revenue
Generation	—	—	—	—	—	376	376
Other[3]	22	—	3	41	43	96	205
Total other revenue	22	—	3	41	43	472	581
Total revenue from continuing operations	1,964	—	2,018	4,214	4,605	864	13,665

Geographical split for the year ended 31 March 2021	UK Electricity Transmission £m	UK Electricity Distribution £m	UK Electricity System Operator £m	New England £m	New York £m	NGV and Other £m	Total¹ £m
Revenue under IFRS 15
UK	1,942	—	2,015	—	—	327	4,284
US	—	—	—	4,173	4,562	65	8,800
Total IFRS 15 revenue	1,942	—	2,015	4,173	4,562	392	13,084
Other revenue
UK	22	—	3	—	—	59	84
US	—	—	—	41	43	413	497
Total other revenue	22	—	3	41	43	472	581
Total revenue from continuing operations	1,964	—	2,018	4,214	4,605	864	13,665
1.    Comparative amounts have been re-presented to reflect the new operating segments and the classification of the UK Gas Transmission business as a discontinued operation. See notes 1, 2 and 10 for further information.
2.    The UK Electricity Transmission other IFRS 15 revenue principally relates to engineering recharges, which are the recovery of costs incurred for construction work requested by customers, such as the rerouting of existing network assets. UK Electricity System Operator other IFRS 15 revenue reflects the net income from its role as agent in respect of transmission network revenues. Within NGV and Other, the other IFRS 15 revenue principally relates to revenue generated from our NG Renewables business.
3.    Other revenue, recognised in accordance with accounting standards other than IFRS 15, principally includes property sales by our UK commercial property business and rental income reported in NGV and Other.
3. Revenue continued
(g) Disaggregation of revenue continued

Revenue for the year ended 31 March 2020	UK Electricity Transmission £m	UK Electricity Distribution £m	UK Electricity System Operator £m	New England £m	New York £m	NGV and Other £m	Total¹ £m
Revenue under IFRS 15
Transmission	1,898	—	—	77	348	309	2,632
Distribution	—	—	—	4,114	4,205	—	8,319
System Operator	—	—	1,610	—	—	—	1,610
Other[2]	69	—	94	6	6	51	226
Total IFRS 15 revenue	1,967	—	1,704	4,197	4,559	360	12,787
Other revenue
Generation	—	—	—	—	—	369	369
Other[3]	11	—	12	38	42	101	204
Total other revenue	11	—	12	38	42	470	573
Total revenue from continuing operations	1,978	—	1,716	4,235	4,601	830	13,360

Geographical split for the year ended 31 March 2020	UK Electricity Transmission £m	UK Electricity Distribution £m	UK Electricity System Operator £m	New England £m	New York £m	NGV and Other £m	Total¹ £m
Revenue under IFRS 15
UK	1,967	—	1,704	—	—	322	3,993
US	—	—	—	4,197	4,559	38	8,794
Total IFRS 15 revenue	1,967	—	1,704	4,197	4,559	360	12,787
Other revenue
UK	11	—	12	—	—	86	109
US	—	—	—	38	42	384	464
Total other revenue	11	—	12	38	42	470	573
Total revenue from continuing operations	1,978	—	1,716	4,235	4,601	830	13,360
1.    Comparative amounts have been re-presented to reflect the new operating segments and the classification of the UK Gas Transmission business as a discontinued operation. See notes 1, 2 and 10 for further information.
2.    The UK Electricity Transmission other IFRS 15 revenue principally relates to engineering recharges, which are the recovery of costs incurred for construction work requested by customers, such as the rerouting of existing network assets. UK Electricity System Operator other IFRS 15 revenue reflects the net income from its role as agent in respect of transmission network revenues. Within NGV and Other, the other IFRS 15 revenue principally relates to revenue generated from our NG Renewables business.
3.    Other revenue, recognised in accordance with accounting standards other than IFRS 15, principally includes property sales by our UK commercial property business and rental income reported in NGV and Other.
Contract liabilities (see note 23) represent revenue to be recognised in future periods relating to contributions in aid of construction of £1,472 million (2021: £1,160 million; 2020: £1,158 million). Contract liabilities in the years ended 31 March 2021 and 2020 included amounts in respect of the UK Gas Transmission business of £136 million and £136 million respectively. Revenue is recognised over the life of the asset. The asset lives for connections in UK Electricity Transmission, UK Electricity Distribution, New England and New York are 40 years, 69 years, 51 years and up to 48 years respectively. The weighted average amortisation period is 31 years.
Future revenues in relation to unfulfilled performance obligations not yet received in cash amount to £5.2 billion (2021: £4.8 billion; 2020: £3.1 billion). £1.7 billion (2021: £1.6 billion; 2020: £1.5 billion) relates to connection contracts in UK Electricity Transmission which will be recognised as revenue over 25 years and £3.0 billion (2021: £3.0 billion; 2020: £1.5 billion) relates to revenues to be earned under Grain LNG contracts until 2045. The remaining amount will be recognised as revenue over 3 years.
The amount of revenue recognised for the year ended 31 March 2022 from performance obligations satisfied (or partially satisfied) in previous periods, mainly due to changes in the estimate of the stage of completion, is £nil (2021: £nil; 2020: £nil).